Investment Strategy	Jul. 31, 2025
iShares Large Cap Moderate Buffer ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies or instruments with similar economic characteristics. For purposes of the Fund’s 80% policy, “large capitalization companies” are those within the range of capitalizations of the Underlying ETF’s Index (as defined below). Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for purposes of the Fund’s 80% policy. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.
The Fund seeks to provide exposure to the share price return of the Underlying ETF up to an approximate upside limit, while seeking to provide downside protection against approximately the first 5% of Underlying ETF losses. The Fund principally buys and sells shares of the Underlying ETF and customized call and put equity or index exchange-traded options contracts that reference the Underlying ETF, referred to as FLexible EXchange Options (“FLEX Options”), as well as other listed options that reference the price performance of the Underlying ETF, the Underlying ETF’s Index, or ETFs that replicate the Underlying ETF’s Index (collectively, “exchange-traded options”).
The Fund seeks to obtain downside protection by employing a “laddered” strategy pursuant to which it buys and sells approximately three-month FLEX Options or other exchange-traded options with overlapping expiration dates. In certain instances, the Fund may buy and sell FLEX Options or other exchange-traded options for periods of less than three-months.
Although each set of FLEX Options seeks to provide approximately 5% downside protection against Underlying ETF losses with respect to the corresponding portion of the Fund for a specified period, the downside protection that the Fund provides at a given time against Underlying ETF losses may be less. There is no guarantee that the Fund will be successful in its attempt to provide downside protection. In addition, any downside protection the Fund seeks to provide is prior to taking into account any fees or expenses charged to the Fund, including the Fund’s management fee. These fees and any expenses will have the effect of reducing the downside protection amount for Fund shareholders.
The Underlying ETF is an ETF that seeks to track the investment results of the S&P 500 Index (the
“Underlying ETF’s Index”), which measures the performance of the large-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices LLC. As of June 30, 2025, the Underlying ETF’s Index included approximately 80% of the market capitalization of all publicly-traded U.S. equity securities. The securities in the Underlying ETF’s Index are weighted based on the float-adjusted market value of their outstanding shares. The Underlying ETF’s Index consists of securities from a broad range of industries. The components of the Underlying ETF’s Index are likely to change over time.
The Underlying ETF is managed using a representative sampling indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Underlying ETF may or may not hold all of the securities in the Underlying ETF’s Index. Representative sampling indexing may subject the Underlying ETF to “tracking error,” which is the divergence of the Underlying ETF’s performance from that of the Underlying ETF’s Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. The prospectus and other reports of the Underlying ETF (Ticker: IVV) are available on the Securities and Exchange Commission’s website at www.sec.gov. Shares of the Underlying ETF are listed on NYSE Arca, Inc.
An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). When the Fund purchases a call option, the Fund pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying ETF or other reference asset at a strike price by or on the expiration date. When the Fund purchases a put option, the Fund pays a premium and receives the right, but not the obligation, to sell shares of the Underlying ETF or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, the Fund receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying ETF or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, the Fund receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying ETF or other reference asset at a strike price by or on expiration date.
FLEX Options provide investors with the ability to customize key option contract terms like strike price, style and expiration date, while avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts by becoming the “buyer for every seller and the seller for every buyer.” The OCC may make adjustments to FLEX Options for certain significant events. The FLEX Options in which the Fund invests are European style, which are exercisable at the strike price only on the expiration date. The FLEX Options traded by the Fund are listed on the Chicago Board Options Exchange (“CBOE”).
Options positions are marked to market daily. The value of the FLEX Options in which the Fund invests is affected by changes in the value and dividend rates of the securities held by the Underlying ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETF’s Index and the remaining time to the options’ expiration, as well as trading conditions in the options market.
The Fund currently intends to buy Underlying ETF shares and futures on the Underlying ETF’s Index and seek to enter into the combination of options transactions described above if there are any inflows, or creation transactions. In lieu of purchasing Underlying ETF shares and futures on the Underlying ETF’s Index, the Fund may instead, among other things: purchase a call option with a strike price that is very low (approximately 1% or less) relative to the Underlying ETF’s share price on the day of purchase (a “zero strike call”); purchase one or more other ETFs that replicate the Underlying ETF’s Index; purchase equity securities in seeking to track the share price return of the Underlying ETF; or invest in U.S. treasuries, money market funds and/or other cash equivalents and purchase and sell a combination of call and put options that seek to replicate exposure to the Underlying ETF. The Fund’s investments in equity securities will be primarily in common stocks of companies held by the Underlying ETF. The Fund’s portfolio of equity securities is expected to have a risk/return profile similar to that of the Underlying ETF.
Periods of extreme market volatility may result in a significant lowering of the Fund’s upside limit and decrease of downside protection. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

iShares Large Cap Deep Buffer ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies or instruments with similar economic characteristics. For purposes of the Fund’s 80% policy, “large capitalization companies” are those within the range of capitalizations of the Underlying ETF’s Index (as defined below). Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for purposes of the Fund’s 80% policy. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.
The Fund seeks to provide exposure to the share price return of the Underlying ETF up to an approximate upside limit, while seeking to provide downside protection against Underlying ETF losses between approximately 5% to 20%. The Fund principally buys and sells shares of the Underlying ETF and customized call and put equity or index exchange-traded options contracts that reference the Underlying ETF, referred to as FLexible EXchange Options (“FLEX Options”), as well as other listed options that reference the price performance of the Underlying ETF, the Underlying ETF’s Index, or ETFs that replicate the Underlying ETF’s Index (collectively, “exchange-traded options”).
The Fund seeks to obtain downside protection by employing a “laddered” strategy pursuant to which it buys and sells approximately three-month FLEX Options or other exchange-traded options with overlapping expiration dates. In certain instances, the Fund may buy and sell FLEX Options or other exchange-traded options for periods of less than three-months.
Although each set of FLEX Options seeks to provide downside protection against Underlying ETF losses between approximately 5% to 20% with respect to the corresponding portion of the Fund for a specified period, the downside protection that the Fund provides at a given time against Underlying ETF losses may be less. There is no guarantee that the Fund will be successful in its attempt to provide downside protection. In addition, any downside protection the Fund seeks to provide is prior to taking into account any fees or expenses charged to the Fund, including the Fund’s annual management fee. These fees and any expenses will have the effect of reducing the downside protection amount for Fund shareholders.
The Underlying ETF is an ETF that seeks to track the investment results of the S&P 500 Index (the “Underlying ETF’s Index”), which measures the performance of the large-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices LLC. As of June 30, 2025, the Underlying ETF’s Index included approximately 80% of the market capitalization of all publicly-traded U.S. equity securities. The securities in the Underlying ETF’s Index are weighted based on the float-adjusted market value of their outstanding shares. The Underlying ETF’s Index consists of securities from a broad range of industries. The components of the Underlying ETF’s Index are likely to change over time.
The Underlying ETF is managed using a representative sampling indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Underlying ETF may or may not hold all of the securities in the Underlying ETF’s Index. Representative sampling indexing may subject the Underlying ETF to “tracking error,” which is the divergence of the Underlying ETF’s performance from that of the Underlying ETF’s Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. The prospectus and other reports of the Underlying ETF (Ticker: IVV) are available on the Securities and Exchange Commission’s website at www.sec.gov. Shares of the Underlying ETF are listed on NYSE Arca, Inc.
An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). When the Fund purchases a call option, the Fund pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying ETF or other reference asset at a strike price by or on the expiration date. When the Fund purchases a put option, the Fund pays a premium and receives the right, but not the obligation, to sell shares of the Underlying ETF or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, the Fund receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying ETF or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a put option, the Fund receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying ETF or other reference asset at a strike price by or on expiration date.
FLEX Options provide investors with the ability to customize key option contract terms like strike price, style and expiration date, while avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts by becoming the “buyer for every seller and the seller for every buyer.” The OCC may make adjustments to FLEX Options for certain significant events. The FLEX Options in which the Fund invests are European style, which are exercisable at the strike price only on the expiration date. The FLEX Options traded by the Fund are listed on the Chicago Board Options Exchange (“CBOE”).
Options positions are marked to market daily. The value of the FLEX Options in which the Fund invests is affected by changes in the value and dividend rates of the securities held by the Underlying ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETF’s Index and the remaining time to the options’ expiration, as well as trading conditions in the options market.
The Fund currently intends to buy Underlying ETF shares and futures on the Underlying ETF’s Index and seek to enter into the combination of options transactions described above if there are any inflows, or creation transactions. In lieu of purchasing Underlying ETF shares and futures on the Underlying ETF’s Index, the Fund may instead, among other things: purchase a call option with a strike price that is very low (approximately 1% or less) relative to the Underlying ETF’s share price on the day of purchase (a “zero strike call”); purchase one or more other ETFs that replicate the Underlying ETF’s Index; purchase equity securities in seeking to track the share price return of the Underlying ETF; or invest in U.S. treasuries, money market funds and/or other cash equivalents and purchase and sell a combination of call and put options that seek to replicate exposure to the Underlying ETF. The Fund’s investments in equity securities will be primarily in common stocks of companies held by the Underlying ETF. The Fund’s portfolio of equity securities is expected to have a risk/return profile similar to that of the Underlying ETF.
Periods of extreme market volatility may result in a significant lowering of the Fund’s upside limit and decrease of downside protection. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.